INTEREST- BEARING BANK BORROWINGS (SECURED)	12 Months Ended
Dec. 31, 2019
INTEREST- BEARING BANK BORROWINGS (SECURED)
INTEREST- BEARING BANK BORROWINGS (SECURED)

23.        INTEREST- BEARING BANK BORROWINGS (SECURED)

As of December 31,
	2019	2018
	RMB’000	RMB’000
Short-term bank borrowings - repayable within one year – shown under current liabilities	—	—
Long-term bank borrowings - repayable more than one year but not more than 5 years - shown under non-current liabilities	—	—
	—	—

Bank borrowings are denominated in the following currencies:

As of December 31,
	2019	2018
	RMB’000	RMB’000
Renminbi	—	—
US dollars	—	—
	—	—

The exposure of the Company’s loans is as follows:

As of December 31,
	2019		2018
	Effective		Effective
	interest rates %	RMB’000	interest rates %	RMB’000
Fixed rate borrowings:		—		—
Variable rate borrowings:	—%	—	—%	—
	—	—	—	—

All of the Company’s bank borrowings are carried at amortized cost. The carrying values of the Company’s bank borrowings approximate their fair value.

The Company’s banking facilities were pledged by bank deposits, the Company’s buildings and land use rights, land use rights of third parties, and guaranteed by related parties, a subsidiary of the Company and third parties. As of December 31, 2019 and 2018, such banking facilities were utilized to the extent of nil.

As of the end of the reporting periods, the Company has the following undrawn bank borrowing facilities:

	As of December 31,
	2019	2018
	RMB’000	RMB’000
Variable-rate - expiring within one year	—	—